14. Short-term Borrowings and Long-term Borrowings (Details Narrative) - USD ($) $ in Thousands				1 Months Ended	10 Months Ended	12 Months Ended
	May 05, 2020	Apr. 12, 2020	Apr. 08, 2020	May 26, 2020	Oct. 21, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Loans Payable Details [Line Items]
Gain on extinguishment of debt						$ 0	$ 0	$ 0
Interest expenses of bank loans from continuing operations						$ 491	$ 544	$ 525
Shortterm Borrowings [Member]
Schedule Of Loans Payable Details [Line Items]
Average interest rate on short-term, borrowings						5.30%	7.97%	7.39%
Paycheck Protection Program [Member] | Phoenix [Member]
Schedule Of Loans Payable Details [Line Items]
Proceeds from loan	$ 551
Debt forgiven					$ 551
Gain on extinguishment of debt					$ 551
Paycheck Protection Program [Member] | SPI Solar Inc [Member]
Schedule Of Loans Payable Details [Line Items]
Proceeds from loan			$ 163
Debt stated interest rate			1.00%
Debt maturity date			April 8, 2022
Paycheck Protection Program [Member] | Knight Holding Corporation [Member]
Schedule Of Loans Payable Details [Line Items]
Proceeds from loan		$ 42
Debt stated interest rate		1.00%
Debt maturity date		April 12, 2022
EIDL Loan [Member] | U.S. Small Business Association [Member]
Schedule Of Loans Payable Details [Line Items]
Proceeds from loan				$ 150
Debt stated interest rate				3.75%
Debt maturity date				May 26, 2050
Santander Bank [Member]
Schedule Of Loans Payable Details [Line Items]
Bank loan						$ 6,217	$ 6,256
Debt stated interest rate, description						2.83% and 3.96%
Debt maturity date						February 16, 2027